Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31 is as follows:

	Banking Activities	Insurance, Risk Management and Employee Benefits Activities	Financial/Investment Advisory Activities	Total

Balance as of January 1, 2011	$10,005,131	$11,176,432	$2,119,058	$23,300,621
Goodwill acquired	—	615,061	66,772	681,833
Balance as of December 31, 2011	10,005,131	11,791,493	2,185,830	23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	10,005,131	13,271,714	2,185,830	25,462,675
Goodwill acquired	—	16,920	—	16,920
Balance as of December 31, 2013	$10,005,131	$13,288,634	$2,185,830	$25,479,595

During 2006, the Company completed its acquisition of Benefit Consulting Group LLC.  Goodwill in the amount of $2.5 million and other intangible assets in the amount of $1.1 million were recorded as part of the acquisition of Benefit Consulting Group LLC. Under the terms of the agreement, contingent purchase payments based on future performance levels may be made over a five-year period ending December 31, 2010.  Additional goodwill in the amount of $95,388 was recorded for the contingent purchase payment made in 2011 based on performance through December 31, 2010. Effective June 2013, Benefit Consulting Group LLC name was changed to Oneida Wealth Management Inc.

During 2011, the Company completed its acquisition of David Holmes Agency, Inc., an insurance agency operating in Utica, New York. The Company paid $361,718 in cash and established a note payable for $361,718 to be paid monthly over 24 months with interest at 3.00% per annum for fixed assets and other intangible assets.  Goodwill in the amount of $586,445 and intangible assets in the amount of $136,991 were recorded in conjunction with the acquisition. David Holmes Agency, Inc. has been subsequently merged into Bailey and Haskell Associates, Inc.   During 2012, the Company paid $198,619 in principal and $3,493 in interest payments on the note. The note was paid in full during 2012.

At December 31, 2012, the Company completed its acquisition of Schenectady Insuring Agency, Inc., an insurance agency operating in Schenectady, New York. The Company paid $795,149 in cash and established a note payable for $1,000,000 to be paid monthly over 24 months with interest at 3.00% per annum to acquire 100% of the capital stock of the Schenectady Insuring Agency, Inc.   Goodwill in the amount of $1,497,141 and intangible assets in the amount of $929,031 were recorded in conjunction with the acquisition. Schenectady Insuring Agency, Inc. has been subsequently merged into Bailey and Haskell Associates, Inc. During 2013, the Company paid $492,510 in principal and $23,265 in interest payments on the note.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value.  At December 31, 2013, the Company’s reporting units had positive equity and the Company elected to perform a step one analysis to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill.  Management has identified that the Company has three reporting units; its banking unit, its insurance, risk management and employee benefits unit and its financial/investment advisory unit. The step one analysis indicated that it was more likely than not that the fair value of the reporting units exceeded its carrying value, resulting in no impairment.

Other intangible assets consist of the following at December 31:

	As of December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net

Core deposit intangible	$2,705,391	$(2,520,167)	$185,224
Customer relationship intangible	2,331,565	(1,414,765)	916,800
Total	$5,036,956	$(3,934,932)	$1,102,024

7.    Goodwill and Other Intangible Assets (Continued)

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Net

Core deposit intangible	$2,705,391	$(2,308,067)	$397,324
Customer relationship intangible	2,331,565	(1,174,509)	1,157,056
Total	$5,036,956	$(3,482,576)	$1,554,380

Aggregate amortization expense was $452,356, $338,877 and $390,706 for 2013, 2012 and 2011 respectively.

Estimated amortization expense for each of the next five years:

2014	293,997
2015	238,589
2016	185,779
2017	115,706
2018	90,532